Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2016	May 02, 2015
Redeemable Preferred Shares, par value	$ 0.001	$ 0.001
Redeemable Preferred Shares, shares authorized	5,000,000	5,000,000
Redeemable Preferred Shares, shares issued	0	204,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	111,228,000	98,115,000
Treasury stock, shares	37,941,000	34,841,000